INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Schedule of fair value of liquid assets acquired
Upon acquisition of control, Eletronet’s assets and liabilities measured at fair value and incorporated into AXIA Energia’s consolidated balance sheet on the acquisition date were as follows:

Fair Value
Cash and cash equivalents	8,432
Trade receivables	25,550
Taxes recoverable	25,806
Other assets	7,831
Deferred taxes	10,676
Property, plant and equipment, Intangible assets, Right‑of‑use assets	659,260
Intangible asset – Concession right	452,938
Total assets	1,190,493

Loans, financing and debentures	21,540
Trade payables	66,855
Payroll, social security and labor obligations	4,680
Taxes payable	8,817
Deferred taxes	44,466
Lease liabilities	250,175
Other liabilities	148,728
Total liabilities	545,261

(a) Net assets	645,232
(b) Consideration transferred	329,068
(c) Fair value of the previously held equity interest	316,164
(a) = (b) + (c)	—

Schedule of fair value, at acquisition date, of the consideration transferred in a business combination

Outflows	Fair value
Mata de Santa Genebra - AXIA Energia	503,129
Usina Hidrelétrica Mauá - AXIA Energia Sul	813,090
1,316,219

Inflows	Fair value
Cash – AXIA Energia	196,609
UHE Colíder - AXIA Energia	1,142,702
1,339,311

(=) Gain on bargain purchase	23,092

Disclosure of detailed information about business combination
All interests involved in the transaction were measured at fair value on the date control was effectively transferred, and the assets and liabilities of UHE Colíder were incorporated into the Company’s balance sheet, as detailed below:

Fair value
Property, plant and equipment	1,616,372
Intangible assets	19,369
Total assets	1,635,741
Loans, financing and debentures	459,521
Trade payables	427
Other liabilities	33,091
Total liabilities	493,039

Net assets	1,142,702

Schedule of movement in the most relevant investments

Equity interests and other investments	Shares (%)	12/31/2024	Capital reduction/ increase and others	Transfer held for sale	Other comprehensive results	Dividends and interest on equity	Equity equivalence	(Constitutions) Reversals of estimated losses	12/31/2025
Jointly subsidiaries companies
Norte Energia S.A. - NESA	49.98	4,786,242	—	—	—	—	(767,162)	7,262	4,026,342
Jirau Energia S.A.	40.00	3,668,709	(300,000)	—	—	—	155,417	-	3,524,126
Belo Monte Transmissora de Energia S.A. - BMTE	49.00	2,336,212	—	—	—	(141,726)	232,356	-	2,426,842
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	2,146,398	—	—	(43)	(176,106)	233,683	-	2,203,932
Companhia Energética Sinop S.A. - SINOP	49.00	617,373	—	—	—	—	6,331	34,247	657,951
Empresa de Energia São Manoel S.A.	33.33	498,366	—	—	—	-	(4,198)	81,828	575,996
Tijoá Participações e Investimentos S.A.	49.90	38,885	—	—	—	(43,073)	46,340	-	42,152
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00	561,301	—	—	—	(48,533)	67,154	-	579,922
Transnorte Energia S.A.¹	64.61	378,379	590,280	—	—	—	590,891	-	1,559,550
Sistema de Transmissão Nordeste S.A. - STN	49.00	283,121	—	—	—	(13,660)	18,745	-	288,206
Paranaíba Transmissora de Energia S.A.	24.50	268,624	—	—	—	(16,227)	29,211	-	281,608
Enerpeixe S.A.	40.00	254,081	—	—	—	—	(13,716)	-	240,365
Chapecoense Geração S.A.	40.00	268,702	—	—	—	(199,317)	211,119	-	280,504
MGE Transmissão S.A.	49.00	211,812	—	—	—	(14,494)	26,739	-	224,057
Goiás Transmissão S.A.	49.00	181,969	—	—	—	(15,948)	18,924	-	184,945
Rouar S.A.	50.00	154,286	—	—	(19,859)	(6,109)	13,559	-	141,877
Vamcruz I Participações S.A	49.00	134,817	—	—	—	(918)	3,865	-	137,764
Transenergia Renovável S.A.	49.00	107,180	—	—	—	(17,551)	9,056	-	98,685
Others	49.00	135,539	(42,585)	—	—	(7,553)	75,735	-	161,136
		17,031,996	247,695	—	(19,902)	(701,215)	954,049	123,337	17,635,960

Associates
Eletronuclear²	67.95	7,908,603	—	(7,824,762)	—	—	(83,841)	—	—
ISA Energia	21.63	3,724,184	—	—	(16,496)	(203,322)	489,655	—	3,994,021
Others	33.41% to 40.07%	2,062,622	—	(501,008)	41,562	(280,505)	370,163	—	1,692,834
		13,695,409	—	(8,325,770)	25,066	(483,827)	775,977	—	5,686,855

		30,727,405	247,695	(8,325,770)	5,164	(1,185,042)	1,730,026	123,337	23,322,816
______________________________________________________________________________
[1]The shareholders’ agreement establishes that control is achieved when the shareholding percentage exceeds two‑thirds, i.e., 66.66%.
[2]The 67.95% shareholding interest in Eletronuclear—comprising 35.90% of common shares and 99.99% of preferred shares—was reclassified during the period to assets held for sale. For further information, see Note 39.
[3]The shareholding interest in EMAE was reclassified to assets held for sale. For further information, see Note 39.

Equity interests and other investments	Shares %	12/31/2023	Capital reduction/increase and others	Transfer held for sale	Other comprehensive results	Dividends and interest on equity	Equity equivalence	(Constitutions) Reversals of estimated losses	12/31/2024
Jointly subsidiaries companies
Norte Energia S.A. - NESA	49.98	5,292,261	—	—	—	—	(835,909)	329,890	4,786,242
Jirau Energia S.A.	40.00	3,581,236	—	—	—	—	87,473	—	3,668,709
Belo Monte Transmissora de Energia S.A. - BMTE	49.00	2,151,544	—	—	—	(107,223)	291,891	—	2,336,212
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	1,961,829	—	—	—	(49,696)	234,265	—	2,146,398
Mata de Santa Genebra Transmissão S.A.	49.90	733,745	—	(692,276)	—	(89,807)	48,338	—	—
Companhia Energética Sinop S.A. - SINOP	49.00	639,077	—	—	—	(5,915)	24,934	(40,723)	617,373
Empresa de Energia São Manoel S.A.	33.33	579,508	—	—	—	—	687	(81,829)	498,366
Tijoá Participações e Investimentos S.A.	49.90	29,903	—	—	—	(33,709)	42,691	—	38,885
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	49.00	543,270	—	—	—	(47,444)	65,475	—	561,301
Transnorte Energia S.A.¹	50.38	230,070	—	—	—	—	148,309	—	378,379
Sistema de Transmissão Nordeste S.A. - STN	49.00	264,072	—	—	—	(37,416)	56,465	—	283,121
Paranaíba Transmissora de Energia S.A.	24.50	249,010	—	—	—	(8,301)	27,915	—	268,624
Enerpeixe S.A.	40.00	263,636	—	—	—	—	(9,555)	—	254,081
Chapecoense Geração S.A.	40.00	215,378	—	—	—	(140,813)	194,137	—	268,702
MGE Transmissão S.A.	49.00	203,715	—	—	—	(15,383)	23,480	—	211,812
Goiás Transmissão S.A.	49.00	191,575	—	—	—	(24,498)	14,892	—	181,969
Rouar S.A.	50.00	123,443	—	—	36,139	(11,598)	6,302	—	154,286
Serra do Facão Energia	54.01	—	(54,013)	—	—	—	54,013	—	—
Vamcruz I Participações S.A	49.00	131,599	—	—	—	(486)	3,704	—	134,817
Transenergia Renovável S.A.	49.00	101,563	—	—	—	(1,681)	7,298	—	107,180
Others	49.00 to 54.01	148,084	(45,644)	(25,645)	—	(7,089)	65,833	—	135,539
		17,634,518	(45,644)	(717,921)	36,139	(581,059)	498,625	207,338	17,031,996
Associates
Eletronuclear²	67.95	7,213,354	—	—	133,068	—	562,181	—	7,908,603
ISA Energia	21.63	5,368,079	(1,511)	(2,279,664)	87,874	(325,103)	874,509	—	3,724,184
Others	33.41 to 40.44	1,884,351	5,030	—	3,650	(315,515)	485,106	—	2,062,622
		14,465,784	3,519	(2,279,664)	224,592	(640,618)	1,921,796	—	13,695,409

		32,100,302	(42,125)	(2,997,585)	260,731	(1,221,677)	2,420,421	207,338	30,727,405

Schedule of the balance of provisions for investments

	12/31/2025	12/31/2024
Norte Energia S.A.	—	7,262
Companhia Energética Sinop S.A. - SINOP	6,477	40,723
Empresa de Energia São Manoel	—	81,829
	6,477	129,814

Schedule of investments recognized at fair value

	Shares %	Fair value
	12/31/2025	12/31/2025	12/31/2024
Centrais Elétricas de Santa Catarina S.A - CELESC	10.75	520,408	333,818
Energisa Holding	0.11	244,410	171,873
Equatorial Energia Pará	0.99	132,076	125,704
Companhia Energética do Ceará - COELCE	6.33	157,394	120,320
Cia Estadual de Distribuição de Energia Elétrica - CEEE	4.62	28,326	44,661
Companhia Energética de Brasília - CEB	2.11	41,064	24,350
Rio Paranapanema Energia	0.47	14,129	13,136
Taesa	0.19	27,760	21,688
Auren Energia S.A.	0.04	5,186	4,605
Others	Between 0.01 to 0.29	4,786	1,079
		1,175,539	861,234

Schedule of information of the main joint ventures and associates

	12/31/2025
	Participation %	Current assets	Non-current assets	Total assets	Current liabilities	Non-Current liabilities	Net worth	Total liabilities	Net operating revenue	Profit / (Net loss)
Jointly subsidiaries companies
Norte Energia S.A. - NESA	49.98	2,564,063	38,497,696	41,061,759	2,647,812	30,365,532	8,048,415	41,061,759	6,275,455	(1,543,674)
Jirau Energia S.A.	40.00	1,535,893	17,134,455	18,670,348	1,236,790	8,623,245	8,810,313	18,670,348	3,625,536	(388,540)
Belo Monte Transmissora - BMTE	49.00	1,270,186	8,568,229	9,838,415	724,772	4,160,904	4,952,739	9,838,415	1,083,302	459,950
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	888,487	6,336,631	7,225,118	447,305	2,279,994	4,497,819	7,225,118	768,933	476,992
Transnorte Energia S.A.	64.61	782,636	6,551,413	7,334,049	1,702,767	3,217,490	2,413,792	7,334,049	3,208,408	892,055
Associates
ISA Energia	21.63	7,087,439	40,113,933	47,201,372	1,886,771	23,877,590	21,437,011	47,201,372	9,411,153	2,511,015

	12/31/2025
	Cash and cash equivalents	Current financial liabilities*	Non-current financial liabilities*	Depreciation and amortization	Interest income	Interest expense	Income tax expense
Jointly subsidiaries companies
Norte Energia S.A. - NESA	847,695	1,278,988	27,008,042	(1,889,873)	339,038	(2,981,496)	9,178
Jirau Energia S.A.	919,023	890,672	8,317,741	(819,137)	246,147	(1,053,827)	(79,583)
Belo Monte Transmissora - BMTE	68,950	707,142	4,143,081	(1,553,901)	54,142	(308,944)	(230,754)
Interligação Elétrica do Madeira S.A. - IE Madeira	75	419,229	2,183,511	(1,331)	45,211	(103,426)	(107,793)
Transnorte Energia S.A.	1,510	1,604,673	3,110,874	(78,835)	18,132	(108,944)	(458,980)

	12/31/2024
	Participation %	Current assets	Non-current assets	Total assets	Current liabilities	Non-Current liabilities	Net worth	Total liabilities	Net operating revenue	Profit / (Net loss)
Jointly subsidiaries companies
Norte Energia S.A. - NESA	49.98	2,322,930	40,441,466	42,764,396	2,539,955	30,637,340	9,587,101	42,764,396	6,249,120	(1,675,978)
Jirau Energia S.A.	40.00	1,890,657	17,564,198	19,454,855	1,141,624	9,141,462	9,171,769	19,454,855	3,582,148	218,681
Belo Monte Transmissora - BMTE	49.00	1,278,940	8,374,140	9,653,080	660,683	4,224,616	4,767,781	9,653,080	1,159,427	500,304
Interligação Elétrica do Madeira S.A. - IE Madeira	49.00	1,228,448	6,352,671	7,581,119	760,573	2,440,143	4,380,403	7,581,119	747,614	478,090
Associates
ISA Energia	21.63	6,942,987	35,058,267	42,001,254	3,058,587	19,228,086	19,714,581	42,001,254	6,417,562	3,498,416
Eletronuclear	67.95	3,817,658	20,768,853	24,586,511	3,008,197	9,939,459	11,638,855	24,586,511	4,230,830	544,787

	12/31/2024
	Cash and cash equivalents	Current financial liabilities*	Non-current financial liabilities*	Depreciation and amortization	Interest income	Interest expense	Income tax expense
Jointly subsidiaries companies
Norte Energia S.A. - NESA	796,696	1,156,815	27,456,029	(1,767,877)	165,471	(2,531,993)	(258,683)
Jirau Energia S.A.	655,182	828,573	8,863,128	(729,033)	155,489	(946,475)	(117,962)
Belo Monte Transmissora - BMTE	43,100	427,470	4,427,363	(1,257,382)	46,015	(298,584)	(251,698)
Interligação Elétrica do Madeira S.A. - IE Madeira	41	748,397	2,337,740	(964)	48,829	(119,370)	(121,806)

Schedule of market value of investees accounted for using the equity method that are quoted on the stock exchange

	% shareholding of capital stock			Fair value
Corporate participations	ON	PN	Total	12/31/2025	12/31/2024
ISA Energia	9.73	29.28	21.63	4,086,824	3,581,661
Equatorial Maranhão Distribuidora de Energia S.A.	33.34	37.29	33.41	1,708,332	1,270,047
Empresa Metropolitana de Águas e Energia S.A. - EMAE[1]	—	—	—	—	627,521
______________________________________________________________________________
[1]The shareholding interest in EMAE was reclassified to assets held for sale. For further information, see Note 39.

Schedule of share in guarantee
Since the Company has several lawsuits within the scope of the Judiciary, where it appears as a defendant, equity interests are offered as a guarantee, in the resources of these lawsuits, as follows:

12/31/2025				12/31/2024
Participations corporate	Value of investment	Restricted percentage (%)	Restricted Investment	Restricted Investment
ISA Energia	3,994,021	14.40	575,162	1,023,239
Centrais Elétricas de Santa Catarina S.A - CELESC	520,408	3.84	19,991	45,931
Energisa Holding	244,410	28.35	69,309	147,073
Companhia Energética do Ceará - COELCE	157,394	4.69	7,386	7,297
Auren Energia	5,186	100.00	5,186	958
Companhia Energética de Brasília - CEB	41,063	59.68	24,507	14,710
Companhia Estadual de Distribuição de Energia Elétrica – CEEED	28,326	32.18	9,116	14,251
Alagar Telecon	1,756	100.00	1,756	—
Investico	1,650	100.00	1,650	—
Others	1,479,893	0.07 a 0.20	1,135	298,546
	6,474,107		715,198	1,552,005